Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Finance Income, Net
Finance income, net, for the years ended December 31, 2025 and 2024 is comprised of:

	December 31,
	2025	2024
	$	$
Interest on acquisition related consideration	16	43
Interest on lease obligations	130	142
Commitment costs on credit facility	95	—
Interest income	(1,859)	(2,681)
Bank fees and other	411	92
	(1,207)	(2,404)